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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21409

                          Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2005 through September 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                    MUNICIPAL
                                   HIGH INCOME
                                    ADVANTAGE
                                     TRUST

                                   Semiannual
                                     Report

                                     9/30/05

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1

Portfolio Summary                                            2

Prices and Distributions                                     3

Performance Update                                           4

Portfolio Management Discussion                              5

Schedule of Investments                                      8

Financial Statements                                        19

Financial Highlights                                        22

Notes to Financial Statements                               23

Results of Shareowner Meeting                               31

Trustees, Officers and Service Providers                    32

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Questions about the economic outlook moved from theoretical to real when Hurricanes Katrina and Rita wreaked devastation on people and property across much of the Gulf Coast. Before the storms struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. Despite ten straight hikes by the Federal Reserve Board, interest rates were at tolerable levels, and businesses and households were managing to live with rising energy costs. The Fed raised rates again in September, suggesting continued concern that inflationary fires are merely banked, not extinguished. The stimulative effect of massive recovery spending may have been a factor in the Fed's decision. Damage to many Gulf area facilities may also keep oil and gasoline supplies tight and restrain GDP growth for a time. By late in the third quarter, energy prices had backed off peak levels, but remained high enough to prompt worries over their impact on consumers and the economy in general.

Consumers are key to the economy's direction. The national savings rate stands near zero, leaving households with little financial slack to continue absorbing punishing prices at the pump and in their heating and utility bills; confidence understandably sagged after the storms. However, U.S. consumers are notably resilient. If conditions in the job market rebound from storm-induced disruptions, their behavior seems unlikely to change very much.

Barring surprises, the hurricanes have not undercut our favorable expectations for the rest of the year. We believe carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Another Fund Group Joins the Pioneer Family

Pioneer Investment Management recently completed the acquisition of AmSouth Bancorporation's mutual fund management business. This transaction, our fifth in two years, adds seven new funds to our lineup and expands assets under management by over $5 billion. Transactions such as these increase our ability to offer competitively priced products to our shareowners and other investors through the services of their financial advisors. Please consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

Health Revenue                25.3%
Airport Revenue               15.0%
Development Revenue           10.1%
Insured                       10.0%
Tobacco Revenue               10.0%
Pollution Control Revenue      7.8%
Transportation Revenue         6.0%
Power Revenue                  3.5%
Facilities Revenue             3.2%
Housing Revenue                2.7%
Education Revenue              2.7%
Water Revenue                  2.2%
General Obligation             1.2%
Other                          0.3%


Portfolio Maturity
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

[The following data was represented as a pie chart in the printed material]

0-1 years                      7.1%
1-3 years                      1.3%
3-6 years                     51.0%
6-8 years                     16.7%
8-10 years                    14.2%
10+ years                      9.7%


Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[The following data was represented as a pie chart in the printed material]

AAA                           12.3%
AA                             4.1%
A                              1.8%
BBB                           23.8%
BB & Lower                    57.7%
Cash Equivalents               0.3%


This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS 9/30/05
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Market Value
per Common Share    9/30/05   3/31/05
                   $14.70    $14.37


Net Asset Value
per Common Share    9/30/05   3/31/05
                   $14.67    $14.64


Distributions per
Common Share         Income      Short-Term      Long-Term
(4/1/05 - 9/30/05)   Dividends   Capital Gains   Capital Gains
                     $0.5025          $ -             $ -


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

 1.   Alaska State Housing Finance Corp., 6.0%, 6/1/49                    2.77%
 2.   Dallas-Fort Worth International Airport Revenue, 6.0%, 11/1/14      2.34
 3.   Massachusetts State Housing Finance Agency, 5.35%, 12/1/45          2.33
 4.   New Jersey Economic Development Authority Revenue,
        6.25%, 9/15/29                                                    2.24
 5.   New York State Environmental Facilities Corp., 5.0%, 6/15/33        2.22
 6.   Indiana State Development Finance Authority Revenue,
        5.75%, 10/1/11                                                    2.21
 7.   Miami-Dade County Aviation Revenue, 5.0%, 10/1/37                   2.21
 8.   Port Seattle Washington Special Facilities Revenue,
        5.0%, 4/1/31                                                      2.18
 9.   Tobacco Settlement Financing Corp., 5.875%, 5/15/39                 2.12
10.   Valley Health System Hospital Revenue, 6.875%, 5/15/23              2.08

This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in common shares of Pioneer Municipal High Income Advantage Trust, compared to that of the Lehman Brothers Municipal Bond Index and Lehman Brothers Non-Investment Grade Municipal Bond Index.

----------------------------------------------------
Cumulative Total Returns
(As of September 30, 2005)
                             Net Asset      Market
Period                      Value (NAV)     Price
Life-of-Trust
(10/20/03)                    18.42%        13.36%
1 Year                        15.08         13.76
----------------------------------------------------

[The following data was represented as a line chart in the printed material]

                                                   Lehman
                                                  Brothers
            Lehman             Pioneer         Non-Investment
           Brothers           Municipal             Grade
           Municipal         High Income           Municipal
             Bond             Advantage              Bond
            Index               Trust               Index
10/03      $10,000             $10,000             $10,000
             9,957              10,513              10,864
3/05        11,335              10,939              12,032


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below net asset value ("NAV"), due to such factors as interest rate changes, and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities which includes preferred shares divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Index comparison begins October 31, 2003. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Lehman Brothers Non-Investment Grade Municipal Bond Index totals over $26 billion in market value and maintains over 1300 securities. Municipal bonds in this index have the following requirements: maturities of one year or greater, sub investment grade (below Baa or non-rated), fixed coupon rate, dated date greater than 12-31-90, deal size over $20 million, maturity size of at least $3 trillion. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05
--------------------------------------------------------------------------------

In an environment of rising interest rates, surging energy prices and devastation in the Gulf of Mexico caused by hurricane Katrina, shareowners in Pioneer Municipal High Income Advantage Trust continued to earn a relatively high level of income over the six-month period ended September 30, 2005. In the following interview, David Eurkus, a member of the management team for Pioneer Municipal High Income Advantage Trust, reviews the factors that affected the Trust's performance over the six months.

Q: What was the investment environment like during the six-month period ended September 30, 2005?

A. Despite rising interest rates and record high oil prices, the economy continued to grow at a moderate rate. The Federal Reserve hiked interest rates four times during the six months, each time by a quarter percentage point. On September 30, 2005, the Federal funds rate, the rate banks charge for overnight loans, stood at 3.75%, up from 2.75% on March 31, 2005. In the wake of the Fed's actions, yields on investment-grade municipal bonds (those rated BBB or better) rose across the maturity spectrum, with yields on short-term securities moving higher than those on longer-term securities. Yields on lower-quality bonds (those rated BB or lower) declined slightly.

Q:   How did the Trust perform in this environment?

A. For the period, Pioneer Municipal High Income Advantage Trust produced a total return of 3.66% at net asset value and 5.82% at market price. As of September 30, 2005, the Trust was selling at a premium of market price to net asset value of 0.2%. The Lehman Brothers Municipal Bond Index returned 2.80% for the same period. At the end of the six months, the Trust held 131 issues in 34 states, territories and the District of Columbia. On September 30, 2005, the Trust's 30-day SEC yield was 3.32%. During the period, the Trust waived a portion of its fees. Had the waiver not been in effect, the Trust's 30-day SEC yield would have been 3.31%.

     When reviewing the Trust's relative performance, it is important to note that the Lehman Brothers Municipal Bond Index tracks the performance only of investment-grade bonds and does not include below investment-grade bonds, which are a significant part of the portfolio.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05                            (continued)
--------------------------------------------------------------------------------

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What contributed to the Trust's outperformance during the period?

A. The Trust was fully invested in a variety of economic sectors, including health care, education, public power, energy and transportation. We invested in both investment-grade securities (42.0% of net assets) and below-investment-grade securities (57.7% of net assets). The lower-quality securities gave performance the biggest boost, because as their yields declined slightly their prices rose, providing capital appreciation to the Trust. On September 30, 2005, the average credit quality of the Trust was BBB.

     We maintained our leveraging strategy as a way to generate additional income. Historically low interest rates enabled the Trust to borrow funds at low rates and invest those funds in high-yield bonds. We sought bonds that, in our opinion, were undervalued and whose prices were likely to go up in an improving economic environment. The Trust not only benefited from the income that higher yielding bonds produced, but it was also helped by the price appreciation that those bonds provided as they increased in value. On September 30, 2005, about 31% of the Trust was leveraged.

     Bonds in almost every sector benefited performance. At 10.00% of total portfolio, tobacco bonds were the biggest drivers of return. These bonds are backed by tobacco companies' payments to states as part of the Master Settlement Agreement in which states agreed to drop their lawsuits against tobacco companies in return for a series of payments. Hospital bonds, which accounted for (25.3% of net assets), turned in the next best performance, followed by education (2.7% of total portfolio).

Q:   Were there detractors from performance?

A. While the Trust's position in transportation bonds (6.0% of total portfolio) was positive, we had two defaults in the sector - Northwest Airlines and Delta Airlines. During a period of soaring energy prices, rising fuel costs was one of the factors that drove both of

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     these companies into voluntary bankruptcy, even though their passenger revenues had risen substantially. Both the companies have undertaken substantial restructuring programs; consequently, we're maintaining their bonds for now.

Q:   What is your outlook?

A. We believe economic growth will continue at a moderate pace. While some sectors, such as energy, appear to be inflationary, we do not expect core inflation to rise substantially over the near term. Nevertheless, we expect the Federal Reserve to continue its policy of raising rates at measured pace. We plan to keep the Trust diversified among economic sectors and to have a mix of investment-grade and below investment-grade bonds in the portfolio.


At times, the Trust's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Trust's primary investment objective is to provide its common shareowners with a high level of current income exempt from regular federal income tax. As a secondary investment objective, the Trust also may seek capital appreciation to the extent consistent with its primary investment objective. Distributions from sources other than interest income from the Trust's portfolio of municipal securities, including capital gain distributions, are not exempt from regular federal income tax. There can be no assurance that the Trust will achieve its investment objectives. Municipal securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and are commonly referred to as "junk bonds" or "high yield securities".

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05 (unaudited)
--------------------------------------------------------------------------------

                S&P/
                Moody's
Principal       Ratings
Amount          (unaudited)                                                               Value
                              TAX-EXEMPT OBLIGATIONS - 141.0% of Net Assets
                              Alabama - 2.1%
$5,000,000      AAA/Aaa       Birmingham Alabama Waterworks & Sewer
                                Revenue, 5.0%, 1/1/43                              $  5,137,350
 3,450,000      NR/NR         Huntsville Carlton Cove Alabama Special Care
                                Facilities Financing Authority, 8.125%,
                                11/15/31                                              1,897,431
                                                                                   ------------
                                                                                   $  7,034,781
                                                                                   ------------
                              Alaska - 3.9%
12,500,000      AAA/Aaa       Alaska State Housing Finance Corp., 6.0%,
                                6/1/49                                             $ 13,015,875
                                                                                   ------------
                              Arizona - 5.4%
 5,000,000      NR/NR         Casa Grande Industrial Development Authority,
                                Hospital Revenue, 7.625%, 12/1/29                  $  5,476,800
 3,130,000      B-/NR         Coconino County Arizona Pollution Control Corp.
                                Revenue, 5.35%, 10/1/22                               3,069,090
 1,615,000      B-/NR         Coconino County Arizona Pollution Control Corp.
                                Revenue, 6.375%, 10/1/36                              1,654,826
 7,500,000      D/NR          Gila County Industrial Development Authority
                                Revenue, 5.55%, 1/1/27*                               4,256,250
 1,000,000      NR/Baa3       Pima County Industrial Development Authority,
                                6.3%, 7/1/31                                          1,035,170
 1,570,000      NR/Baa3       Pima County Industrial Development Authority,
                                6.75%, 7/1/31                                         1,647,354
 1,000,000      NR/NR         Pima County Industrial Development Authority,
                                7.5%, 7/1/34                                          1,011,640
                                                                                   ------------
                                                                                   $ 18,151,130
                                                                                   ------------
                              California - 3.8%
 2,680,000      BBB/Baa3      Golden State Tobacco Securitization Corp., 6.75%,
                                6/1/39                                             $  3,085,993
 9,745,000      B+/NR         Valley Health System Hospital Revenue, 6.875%,
                                5/15/23                                               9,757,863
                                                                                   ------------
                                                                                   $ 12,843,856
                                                                                   ------------
                              Colorado - 2.1%
 2,850,000      BBB/Baa3      Denver Health & Hospital Authority Healthcare
                                Revenue, 6.0%, 12/1/31                             $  3,024,306
 3,650,000      BB+/Ba1       Northwest Parkway Public Highway Authority,
                                7.125%, 6/15/41                                       3,951,089
                                                                                   ------------
                                                                                   $  6,975,395
                                                                                   ------------

8  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/
                Moody's
Principal       Ratings
Amount          (unaudited)                                                                Value
                              Connecticut - 0.9%
$3,000,000      NR/NR         Bridgeport Connecticut Senior Living Facilities
                                Revenue, 7.25%, 4/1/35                              $  2,966,520
                                                                                    ------------
                              District of Columbia - 2.3%
 2,700,000      BBB/Baa3      District of Columbia Tobacco Settlement Financing
                                Corp., 6.5%, 5/15/33                                $  3,175,794
 4,000,000      BBB/Baa3      District of Columbia Tobacco Settlement Financing
                                Corp., 6.75%, 5/15/40                                  4,435,920
                                                                                    ------------
                                                                                    $  7,611,714
                                                                                    ------------
                              Florida - 5.8%
 4,500,000      BBB-/Baa2     Hillsborough County Florida Industrial Development
                                Authority Pollution Control Revenue,
                                5.5%, 10/1/23                                       $  4,659,750
 2,000,000      NR/NR         Hillsborough County Florida Industrial Development
                                Authority Pollution Control Revenue,
                                6.75%, 7/1/29                                          2,033,940
   500,000      BB+/NR        Miami Beach Health Facilities Authority,
                                5.375%, 11/15/28                                         501,965
 1,500,000      BB+/Ba2       Miami Beach Health Facilities Authority,
                                6.7%, 11/15/19                                         1,645,425
10,000,000      AAA/Aaa       Miami-Dade County Aviation Revenue,
                                5.0%, 10/1/37                                         10,400,600
                                                                                    ------------
                                                                                    $ 19,241,680
                                                                                    ------------
                              Georgia - 1.9%
 2,500,000      NR/NR         Brunswick & Glynn County Development Authority
                                Revenue, 7.125%, 1/1/25                             $  2,627,250
 1,065,000      NR/Ba2        Effingham County Industrial Development Authority,
                                6.5%, 6/1/31                                           1,126,877
 5,500,000      D/C           Fulton County Development Authority Revenue,
                                6.95, 11/1/12*                                           825,000
 1,650,000      NR/NR         Savannah Georgia Economic Development
                                Authority Revenue, 7.4%, 1/1/34                        1,725,587
                                                                                    ------------
                                                                                    $  6,304,714
                                                                                    ------------
                              Guam - 1.6%
 5,000,000      B+/Ba3        Northern Mariana Islands, 6.75%, 10/1/33              $  5,457,650
                                                                                    ------------

   The accompanying notes are an integral part of these financial statements.  9

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------

                S&P/
                Moody's
Principal       Ratings
Amount          (unaudited)                                                             Value
                              Idaho - 2.4%
$2,000,000      BBB-/Baa3     Power County Industrial Development Corp.,
                                6.45%, 8/1/32                                    $  2,105,660
 5,920,000      BBB-/Baa3     Power County Pollution Control Revenue,
                                5.625% 10/1/14                                      5,973,931
                                                                                 ------------
                                                                                 $  8,079,591
                                                                                 ------------
                              Illinois - 3.5%
 4,000,000      NR/NR         Centerpoint Intermodal Center,
                                8.0%, 6/15/23 (144A)                             $  3,884,560
 3,810,000      D/C           Chicago O'Hare International Airport Facilities
                                Revenue, 6.45%, 5/1/18*                               590,550
 1,645,000      NR/NR         Illinois Health Facilities Authority Revenue,
                                5.5%, 11/15/19                                      1,519,190
 1,530,000      NR/B2         Illinois Health Facilities Authority Revenue,
                                6.7%, 3/1/14                                        1,531,224
 2,400,000      NR/B2         Illinois Health Facilities Authority Revenue,
                                6.75%, 3/1/24                                       2,394,816
 1,500,000      NR/NR         Illinois Health Facilities Authority Revenue,
                                6.9%, 11/15/33                                      1,614,990
                                                                                 ------------
                                                                                 $ 11,535,330
                                                                                 ------------
                              Indiana - 5.7%
 1,200,000      BBB-/Ba3      Indiana State Development Finance Authority
                                Pollution Control Revenue, 7.25%, 11/1/11        $  1,251,612
10,000,000      BBB-/Ba3      Indiana State Development Finance Authority
                                Revenue, 5.75%, 10/1/11                            10,405,800
 5,000,000      NR/Ba2        Jasper County Industrial Economic Development
                                Revenue, 5.6%, 4/1/29                               4,970,900
 2,385,000      NR/NR         Vincennes Industrial Economic Development
                                Revenue, 6.25%, 1/1/24                              2,388,840
                                                                                 ------------
                                                                                 $ 19,017,152
                                                                                 ------------
                              Kentucky - 1.4%
   500,000      BB-/NR        Kentucky Economic Development Finance Authority
                                Hospital System Revenue, 5.7%, 10/1/10           $    506,005
 4,400,000      BB-/NR        Kentucky Economic Development Finance Authority
                                Hospital System Revenue, 5.875%, 10/1/22            4,314,332
                                                                                 ------------
                                                                                 $  4,820,337
                                                                                 ------------

10 The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  S&P/
                  Moody's
Principal         Ratings
Amount            (unaudited)                                                               Value
                                Louisiana - 3.2%
$ 750,000         BBB+/NR       Opelousas Louisiana General Hospital Authority
                                  Revenue, 5.75%, 10/1/23                            $    765,308
9,415,000         BBB/Baa3      Tobacco Settlement Financing Corp., 5.875%,
                                  5/15/39                                               9,975,475
                                                                                     ------------
                                                                                     $ 10,740,783
                                                                                     ------------
                                Massachusetts - 8.4%
3,900,000         AAA/Aaa       Lynn Massachusetts Water & Sewer Commission
                                  General Revenue, 5.0%, 12/1/32                     $  4,061,616
2,195,000         BBB-/Baa3     Massachusetts Health & Educational Facilities
                                  Authority Revenue, 5.375%, 7/15/28                    2,195,724
1,000,000         BBB-/Baa3     Massachusetts Health & Educational Facilities
                                  Authority Revenue, 6.35%, 7/15/32                     1,061,500
1,740,000         BB/NR         Massachusetts State Development Finance
                                  Agency, 5.25%, 10/1/18                                1,654,966
1,990,000         NR/Ba2        Massachusetts State Development Finance
                                  Agency, 6.0%, 11/1/28                                 2,003,711
4,800,000         NR/NR         Massachusetts State Development Finance
                                  Agency, 7.1%, 7/1/32                                  4,913,808
10,760,000        AA-/Aa3       Massachusetts State Housing Finance Agency,
                                  5.35%, 12/1/45                                       10,947,332
1,000,000         AAA/Aaa       Massachusetts State Port Authority Revenue,
                                  5.0%, 7/1/16                                          1,085,090
                                                                                     ------------
                                                                                     $ 27,923,747
                                                                                     ------------
                                Michigan - 4.5%
3,000,000+        AAA/Baa2      Delta County Michigan Economic Development
                                  Corp., 6.25%, 4/15/27                              $  3,464,730
3,000,000         BB/NR         Macomb County Hospital Finance Authority,
                                  5.875%, 11/15/34                                      3,042,690
4,130,000         BB-/Ba3       Michigan State Hospital Finance Authority
                                  Revenue, 5.25%, 8/15/23                               3,988,506
1,000,000         NR/NR         Michigan State Strategic Fund Solidwaste Disposal
                                  Revenue, 7.375%, 1/15/22                              1,036,760
3,000,000         NR/NR         Wayne Charter County Michigan Special Airport
                                  Facilities Revenue, 6.0%, 12/1/29*                    1,650,000
3,405,000         NR/NR         Wayne Charter County Michigan Special Airport
                                  Facilities Revenue, 6.75%, 12/1/15*                   1,779,112
                                                                                     ------------
                                                                                     $ 14,961,798
                                                                                     ------------

   The accompanying notes are an integral part of these financial statements. 11

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------

                S&P/
                Moody's
Principal       Ratings
Amount          (unaudited)                                                               Value
                              Minnesota - 0.9%
$4,800,000      NR/NR         Minneapolis/St. Paul Metropolitan Airports, 7.0%,
                                4/1/25*                                            $  3,168,000
                                                                                   ------------
                              Nevada - 2.4%
 2,425,000      B-/NR         Clark County Industrial Development Revenue,
                                5.5%, 10/1/30                                      $  2,409,019
 2,500,000      B-/NR         Clark County Industrial Development Revenue,
                                5.9%, 11/1/32                                         2,500,150
 1,600,000      NR/NR         Nevada State Department of Business & Industry,
                                7.25%, 1/1/23                                         1,673,808
 1,000,000      NR/NR         Nevada State Department of Business & Industry,
                                7.375%, 1/1/30                                        1,051,550
   500,000      NR/NR         Nevada State Department of Business & Industry,
                                7.375%, 1/1/40                                          523,470
                                                                                   ------------
                                                                                   $  8,157,997
                                                                                   ------------
                              New Hampshire - 1.6%
 1,000,000      A/NR          New Hampshire Health & Educational Facilities
                                Authority Revenue, 5.375%, 1/1/34                  $  1,031,330
 1,125,000      NR/NR         New Hampshire Health & Educational Facilities
                                Authority Revenue, 5.875%, 7/1/34                     1,163,959
 3,000,000      NR/NR         New Hampshire Higher Educational & Health
                                Facilities Authority Revenue, 6.25%, 1/1/18           3,028,560
                                                                                   ------------
                                                                                   $  5,223,849
                                                                                   ------------
                              New Jersey - 7.6%
13,000,000      B/Caa2        New Jersey Economic Development Authority
                                Revenue, 6.25%, 9/15/29                            $ 10,531,300
 2,500,000      BBB/Baa1      New Jersey Health Care Facilities Financing
                                Authority Revenue, 5.375%, 7/1/33                     2,584,600
 1,420,000      CCC/B3        New Jersey Health Care Facilities Financing
                                Authority Revenue, 7.5%, 7/1/21                       1,421,846
 1,000,000      BBB/Baa3      Tobacco Settlement Financing Corp.,
                                6.25%, 6/1/43                                         1,119,250
 3,250,000      BBB/Baa3      Tobacco Settlement Financing Corp.,
                                6.75%, 6/1/39                                         3,765,288
 5,000,000      BBB/Baa3      Tobacco Settlement Financing Corp.,
                                7.0%, 6/1/41                                          5,967,350
                                                                                   ------------
                                                                                   $ 25,389,634
                                                                                   ------------

12 The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/
                Moody's
Principal       Ratings
Amount          (unaudited)                                                               Value
                              New York - 11.4%
$3,000,000      NR/NR         Dutchess County Industrial Development Agency
                                Revenue, 7.5%, 3/1/29                              $  3,273,240
 5,000,000      A/A3          Nassau County New York Industrial Development
                                Agency Revenue, 5.25%, 6/1/27                         5,171,800
 6,980,000      BB-/Ba2       New York City Industrial Development Agency,
                                5.25%, 12/1/32                                        6,246,821
 2,000,000      A/NR          New York City Industrial Development Agency,
                                5.375%, 6/1/23                                        2,071,380
 2,000,000      CCC/Caa2      New York City Industrial Development Agency,
                                6.9%, 8/1/24                                          1,562,020
 3,950,000      BB-/Ba2       New York City Industrial Development Agency,
                                7.625%, 12/1/32                                       4,289,661
 2,900,000      NR/NR         New York City Industrial Development Agency,
                                7.8%, 1/1/16                                          2,993,409
10,000,000      AAA/Aaa       New York State Environmental Facilities Corp.,
                                5.0%, 6/15/33                                        10,421,200
 2,000,000      NR/NR         Yonkers Industrial Development Agency Civic
                                Facilities Revenue, 6.15%, 3/1/15 (144A)              1,835,280
                                                                                   ------------
                                                                                   $ 37,864,811
                                                                                   ------------
                              North Carolina - 6.6%
11,250,000      NR/NR         Charlotte North Carolina Special Facilities
                                Revenue, 5.6%, 7/1/27                              $  7,298,325
 7,140,000      NR/NR         Charlotte North Carolina Special Facilities
                                Revenue, 7.75%, 2/1/28                                6,246,500
 8,000,000      AA+/Aa1       North Carolina Capital Facilities Finance Agency,
                                5.0%, 10/1/41                                         8,325,840
                                                                                   ------------
                                                                                   $ 21,870,665
                                                                                   ------------
                              Ohio - 2.5%
 3,900,000      B/NR          Belmont County Health System Revenue,
                                5.7%, 1/1/13                                       $  3,734,406
 1,000,000      B/NR          Belmont County Health System Revenue,
                                5.8%, 1/1/18                                            920,750
 5,000,000      B-/Caa2       Cleveland Airport Special Revenue,
                                5.375%, 9/15/27                                       3,664,450
                                                                                   ------------
                                                                                   $  8,319,606
                                                                                   ------------

   The accompanying notes are an integral part of these financial statements. 13

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------

                 S&P/
                 Moody's
Principal        Ratings
Amount           (unaudited)                                                             Value
                               Oklahoma - 1.2%
$ 2,345,000      BB/NR         Jackson County Memorial Hospital Authority
                                 Revenue, 7.3%, 8/1/15                            $  2,382,543
  1,500,000      B-/Caa2       Tulsa Municipal Airport Transportation Revenue,
                                 7.35%, 12/1/11                                      1,495,965
                                                                                  ------------
                                                                                  $  3,878,508
                                                                                  ------------
                               Oregon - 5.0%
  5,900,000      NR/NR         Klamath Falls Electric Revenue, 5.75%, 1/1/13      $  5,953,336
  8,000,000      NR/NR         Klamath Falls Electric Revenue, 6.0%, 1/1/25          8,072,480
  2,500,000      NR/NR         Western Generation Agency Cogeneration Project
                                 Revenue, 7.125%, 1/1/21                             2,537,950
                                                                                  ------------
                                                                                  $ 16,563,766
                                                                                  ------------
                               Pennsylvania - 6.8%
  3,000,000      B/B1          Allegheny County Hospital Development Authority
                                 Revenue, 9.25%, 11/15/22                         $  3,599,520
    500,000      B/B1          Allegheny County Hospital Development Authority
                                 Revenue, 9.25%, 11/15/30                              597,690
  1,000,000      BBB-/NR       Clarion County Hospital Authority Revenue,
                                 5.625%, 7/1/21                                        965,970
  3,735,000      BB-/NR        Columbia County Hospital Authority Revenue,
                                 5.85%, 6/1/24                                       3,432,689
  1,250,000      BBB/Ba2       Hazleton Health Services Authority Hospital
                                 Revenue, 6.125%, 7/1/16                             1,235,825
  3,360,000      NR/Baa3       Montgomery County Higher Education & Health
                                 Authority Hospital Revenue, 6.6%, 7/1/10            3,467,184
  1,430,000      BB+/NR        Pennsylvania Economic Development Financing
                                 Authority Revenue, 5.125%, 6/1/18                   1,280,107
  1,805,000      BB+/NR        Pennsylvania Economic Development Financing
                                 Authority Revenue, 5.3%, 6/1/10                     1,787,239
  2,330,000      BB+/NR        Pennsylvania Economic Development Financing
                                 Authority Revenue, 5.35%, 6/1/11                    2,308,517
  2,005,000      B-/NR         Scranton-Lackawanna Health & Welfare Authority
                                 Revenue, 6.1%, 7/1/11                               1,920,469
  2,245,000      B-/NR         Scranton-Lackawanna Health & Welfare Authority
                                 Revenue, 6.15%, 7/1/12                              2,137,599
                                                                                  ------------
                                                                                  $ 22,732,809
                                                                                  ------------

14 The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/
                Moody's
Principal       Ratings
Amount          (unaudited)                                                                Value
                              Rhode Island - 4.1%
$4,485,000      NR/NR         Central Falls Rhode Island Detention Facilities
                                Revenue, 7.25%, 7/15/35                             $  4,655,385
 8,285,000      BBB/Baa3      Tobacco Settlement Financing Corp.,
                                6.25%, 6/1/42                                          8,914,163
                                                                                    ------------
                                                                                    $ 13,569,548
                                                                                    ------------
                              South Carolina - 6.0%
 1,500,000      B-/NR         Connector 2000 Association, Inc., Toll Road
                                Revenue, 5.375%, 1/1/38                             $  1,255,200
 1,600,000      BBB/NR        Loris Community Hospital District,
                                5.625%, 1/1/29                                         1,604,528
 8,000,000      BBB+/Baa1     South Carolina Jobs Economic Development
                                Authority Revenue, 6.375%, 8/1/34                      8,807,120
 3,000,000      NR/NR         South Carolina Jobs Economic Development
                                Authority Revenue, 8.0%, 10/1/31                       3,307,500
 4,400,000      BBB/Baa3      Tobacco Settlement Revenue Management,
                                6.375%, 5/15/30                                        5,012,920
                                                                                    ------------
                                                                                    $ 19,987,268
                                                                                    ------------
                              Tennessee - 2.6%
 1,000,000      BBB+/Baa2     Johnson City Health & Educational Facilities Board
                                Hospital Revenue, 7.5%, 7/1/33                      $  1,176,790
 7,000,000      NR/Baa3       Knox County Health Educational & Housing
                                Facilities Board Hospital Revenue,
                                6.5%, 4/15/31                                          7,436,030
                                                                                    ------------
                                                                                    $  8,612,820
                                                                                    ------------
                              Texas - 17.6%
11,300,000      CCC/Caa2      Alliance Airport Authority Special Facilities
                                Revenue, 7.5%, 12/1/29                              $  8,994,574
 8,650,000      BBB-/Baa2     Brazos River Authority Pollution Control Revenue,
                                6.75%, 10/1/38                                         9,621,049
13,885,000      CCC/Caa2      Dallas-Fort Worth International Airport Revenue,
                                6.0%, 11/1/14                                         11,019,553
   485,000      D/C           Dallas-Fort Worth International Airport Revenue,
                                6.25%, 11/1/13*                                           72,750
 6,230,000      D/C           Dallas-Fort Worth International Airport Revenue,
                                7.125%, 11/1/26*                                         934,500
 2,800,000      D/C           Dallas-Fort Worth International Airport Revenue,
                                7.6%, 11/1/11*                                           420,000
 7,715,000      D/C           Dallas-Fort Worth International Airport Revenue,
                                7.625%, 11/1/21*                                       1,157,250

   The accompanying notes are an integral part of these financial statements. 15

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------

                 S&P/
                 Moody's
Principal        Ratings
Amount           (unaudited)                                                              Value
                               Texas - (continued)
$10,000,000      B-/Caa2       Houston Texas Airport System Revenue,
                                 6.75%, 7/1/29                                     $  8,687,800
  7,750,000      BBB-/Ba1      Matagorda County Navigation District Number 1
                                 Revenue, 5.95%, 5/1/30                               7,911,975
  4,835,000      D/NR          Nueces River Authority Environmental Improvement
                                 Revenue, 5.6%, 4/1/18*                               2,743,863
  1,910,000      NR/Ba2        Panhandle Texas Regional Housing Finance,
                                 8.125%, 3/1/31                                       1,992,417
  5,000,000      NR/Baa3       Tomball Hospital Authority, 6.0%, 7/1/25               5,160,050
                                                                                   ------------
                                                                                   $ 58,715,781
                                                                                   ------------
                               Virginia - 0.5%
  1,555,000      BB-/Ba3       Pocahontas Parkway Association of Virginia Toll
                                 Road Revenue, 5.25%, 8/15/09                      $  1,619,812
                                                                                   ------------
                               Washington - 4.7%
 10,000,000      AAA/Aaa       Port Seattle Washington Special Facilities
                                 Revenue, 5.0%, 4/1/31                             $ 10,265,700
  5,500,000      NR/NR         Port Seattle Washington Special Facilities
                                 Revenue, 7.25%, 4/1/30*                              3,850,000
  1,420,000      BBB/Baa3      Tobacco Settlement Authority Revenue,
                                 6.5%, 6/1/26                                         1,573,246
                                                                                   ------------
                                                                                   $ 15,688,946
                                                                                   ------------
                               Wisconsin - 0.6%
  1,000,000      NR/NR         Wisconsin State Health & Educational Facilities
                                 Authority Revenue, 6.125%, 4/1/24                 $  1,018,220
  1,000,000      NR/NR         Wisconsin State Health & Educational Facilities
                                 Authority Revenue, 6.25%, 4/1/34                     1,016,460
                                                                                   ------------
                                                                                   $  2,034,680
                                                                                   ------------
                               TOTAL TAX-EXEMPT OBLIGATIONS
                               (Cost $446,688,838)                                 $470,080,553
                                                                                   ------------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
              TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.5%
              of Net Assets
1,625,306     BlackRock Provident Institutional Municipal Fund     $   1,625,306
                                                                   -------------
              TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
              (Cost $1,625,306)                                    $   1,625,306
                                                                   -------------
              TOTAL INVESTMENTS IN SECURITIES - 141.5%
              (Cost $448,314,144) (a)(b)                           $ 471,705,859
                                                                   -------------
              OTHER ASSETS AND LIABILITIES - 3.5%                  $  11,573,531
                                                                   -------------
              PREFERRED SHARES AT REDEMPTION VALUE
              INCLUDING DIVIDENDS PAYABLE - (45.0)%                $(150,038,130)
                                                                   =============
              NET ASSETS APPLICABLE TO COMMON
              SHAREOWNERS - 100.0%                                 $ 333,241,260
                                                                   =============

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2005, the value of these securities amounted to $5,719,840, or 1.7% of total net assets applicable to common shareowners.

NR       Security not rated by S&P or Moody's.

+ Prerefunded bonds have been collateralized by U.S. Treasury securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

*        Security is in default and is non-income producing.

(a) The concentration of investments by type of obligation/market sector is as follows:

         Insured                            10.0%
         General Obligation                  1.2
         Revenue Bonds:
          Health Revenue                    25.3
          Airport Revenue                   15.0
          Development Revenue               10.1
          Tobacco Revenue                   10.0
          Pollution Control Revenue          7.8
          Transportation Revenue             6.0
          Power Revenue                      3.5
          Facilities Revenue                 3.2
          Housing Revenue                    2.7
          Education Revenue                  2.7
          Water Revenue                      2.2
          Other                              0.3
                                           -----
                                           100.0%
                                           =====

   The accompanying notes are an integral part of these financial statements. 17

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------

(b) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $446,514,746 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                              $37,125,377

         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                              (11,934,264)
                                                                                       -----------
         Net unrealized gain                                                           $25,191,113
                                                                                       ===========

         For financial reporting purposes net unrealized gain on investments was $23,391,715 and cost of investments aggregated $448,314,144

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2005, aggregated $28,887,159 and $23,474,115, respectively.

18  The accompanying notes are an integral part of these financialstatements.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $448,314,144)       $471,705,859
  Receivables -
    Investment securities sold                                     1,048,055
    Interest                                                       9,010,265
    Reinvestment of distributions                                    214,769
  Unrealized appreciation on interest rate swaps                   1,690,307
  Prepaid expenses and other assets                                   43,700
                                                                ------------
     Total assets                                               $483,712,955
                                                                ------------
LIABILITIES:
  Due to affiliate                                              $    238,455
  Administration fee payable                                          28,057
  Accrued expenses                                                   167,053
                                                                ------------
     Total liabilities                                          $    433,565
                                                                ------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 6,000
    shares, including dividends payable of $38,130              $150,038,130
                                                                ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                               $323,254,886
  Undistributed net investment income                                936,270
  Accumulated net realized loss on investments and interest
    rate swaps                                                   (16,031,918)
  Net unrealized gain on investments                              23,391,715
  Net unrealized gain on interest rate swaps                       1,690,307
                                                                ------------
    Net assets applicable to common shareowners                 $333,241,260
                                                                ============
NET ASSET VALUE PER SHARE:
No par value, (unlimited number of shares authorized)
  Based on $333,241,260/22,712,687 common shares                $      14.67
                                                                ============

   The accompanying notes are an integral part of these financial statements. 19

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/05

INVESTMENT INCOME:
  Interest                                                                   $ 15,194,370
                                                                             ------------
EXPENSES:
  Management fees                                        $  1,481,053
  Administration fees and reimbursement                       190,996
  Transfer agent fees and expenses                             25,506
  Auction agent fees                                          195,830
  Custodian fees                                                6,956
  Registration fees                                            12,066
  Professional fees                                            26,445
  Printing expense                                             11,812
  Trustees' fees                                                6,853
  Pricing fees                                                 10,942
  Miscellaneous                                                14,526
                                                         ------------
    Total expenses                                                           $  1,982,985
    Less management fees waived and expenses
     reimbursed by Pioneer Investment Management, Inc.                             (8,248)
                                                                             ------------
    Net expenses                                                             $  1,974,737
                                                                             ------------
    Net investment income                                                    $ 13,219,633
                                                                             ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND INTEREST RATE SWAPS:
  Net realized loss from:
    Investments                                          $(10,227,180)
    Interest rate swaps                                       (78,001)       $(10,305,181)
                                                         ------------        ------------
  Change in net unrealized gain on:
    Investments                                          $ 10,892,599
    Interest rate swaps                                        56,787        $ 10,949,386
                                                         ------------        ------------
     Net gain on investments and interest rate swaps                         $    644,205
                                                                             ------------
DISTRIBUTIONS TO PREFERRED SHAREOWNERS FROM
NET INVESTMENT INCOME                                                        $ (1,805,880)
                                                                             ------------
  Net increase in net assets applicable to common
    shareowners resulting from operations                                    $ 12,057,958
                                                                             ============

20 The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/05 and the Year Ended from 3/31/05

                                                            Six Months
                                                               Ended             Year
                                                              9/30/05           Ended
                                                            (unaudited)        3/31/05
FROM OPERATIONS:
  Net investment income                                   $  13,219,633     $  28,408,228
  Net realized loss on investments and interest
    rate swaps                                              (10,305,181)       (6,801,211)
  Net unrealized gain on investments and interest
    rate swaps                                               10,949,386        10,791,646
  Distributions to preferred shareowners from:
    Net investment income                                    (1,805,880)       (2,038,110)
    Net realized gains                                                -          (115,290)
                                                          -------------     -------------
     Net increase in net assets applicable to
       common shareowners                                 $  12,057,958     $  30,245,263
                                                          -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREOWNERS FROM:
  Net investment income ($0.50 and $1.13 per
    share, respectively)                                  $ (11,405,769)    $ (25,460,141)
  Net realized gains ($0.00 and $0.09 per
    share, respectively)                                              -        (1,929,676)
                                                          -------------     -------------
    Total distributions to common shareowners             $ (11,405,769)    $ (27,389,817)
                                                          -------------     -------------
FROM TRUST SHARE TRANSACTIONS:
  Reinvestment of distributions                           $     214,769     $   1,703,729
  Changes in estimated common share offering
    costs charged to paid-in capital                                  -           296,168
  Changes in estimated preferred share offering
    costs charged to paid-in capital                                  -            26,483
                                                          -------------     -------------
    Net increase in net assets applicable to common
     shareowners resulting from Trust share
     transactions                                         $     214,769     $   2,026,380
                                                          -------------     -------------
    Net increase in net assets applicable to
     common shareowners                                   $     866,958     $   4,881,826
NET ASSETS APPLICABLE TO
COMMON SHAREOWNERS:
  Beginning of period                                       332,374,302       327,492,476
                                                          -------------     -------------
  End of period (including undistributed net investment
    income of $936,270 and $928,286, respectively)        $ 333,241,260     $ 332,374,302
                                                          =============     =============

   The accompanying notes are an integral part of these financial statements. 21

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            Six Months
                                                                               Ended             Year          10/20/03(b)
                                                                              9/30/05            Ended             to
Per Common Share Operating Performance                                      (unaudited)         3/31/05          3/31/04
Net asset value, beginning of period                                         $  14.64          $  14.51         $  14.33(c)
                                                                             --------          --------         --------
Increase (decrease) from investment operations:(a)
 Net investment income(d)                                                    $   0.58          $   1.26         $   0.46
 Net realized and unrealized gain on investments and interest
   rate swaps                                                                    0.03              0.18             0.23
 Dividends and distributions to preferred shareowners from:
   Net investment income                                                        (0.08)            (0.09)           (0.02)
   Net realized gains                                                               -             (0.01)               -
                                                                             --------          --------         --------
 Net increase from investment operation                                      $   0.53          $   1.34         $   0.67
Dividends and distributions to common shareowners from:
 Net investment income                                                          (0.50)            (1.13)           (0.38)
 Net realized gains                                                                 -             (0.09)               -
Changes in estimated offering costs charged to paid-capital
 with respect to issuance of:
 Common shares                                                                      -              0.01            (0.03)
 Preferred shares                                                                   -                 -            (0.08)
                                                                             --------          --------         --------
Net increase in net asset value                                              $   0.03          $   0.13         $   0.18
                                                                             --------          --------         --------
Net asset value, end of period(e)                                            $  14.67          $  14.64         $  14.51
                                                                             --------          --------         --------
Market value, end of period(e)                                               $  14.70          $  14.37         $  15.05
                                                                             --------          --------         --------
Total return(f)                                                                  5.82%             4.07%            2.93%
Ratios to average net assets of common shareowners
 Net expenses(g)                                                                 1.15%(h)          1.18%            1.01%(h)
 Net investment income before preferred share dividends(g)                       7.70%(h)          8.94%            6.98%(h)
 Preferred share dividends                                                       1.05%(h)          0.64%            0.26%(h)
 Net investment income available to common shareowners                           6.65%(h)          8.30%            6.72%(h)
Portfolio turnover                                                                  5%               39%              62%
Net assets of common shareowners, end of period (in thousands)               $333,241          $332,374         $327,492
Preferred shares outstanding (in thousands)                                  $150,000          $150,000         $150,000
Asset coverage per preferred share, end of period                            $ 80,547          $ 80,396         $ 79,582
Average market value per preferred share                                     $ 25,000          $ 25,000         $ 25,000
Liquidation value, including dividends payable, per preferred share          $ 25,006          $ 25,000         $ 25,000
Ratios to average net assets of common shareowners before
 waivers and reimbursement of expenses
 Net expenses(g)                                                                 1.15%(h)          1.19%            1.04%(h)
 Net investment income before preferred share dividends(g)                       7.70%(h)          8.93%            6.95%(h)
 Preferred share dividends                                                       1.05%(h)          0.64%            0.26%(h)
 Net investment income available to common shareowners                           6.65%(h)          8.29%            6.69%(h)

(a) The per share data presented above is based upon the average common shares outstanding for the periods presented.
(b)  Trust shares were first publicly offered on October 15, 2003.
(c) Net asset value immediately after the closing of the first public offering was $14.30.
(d)  Based on average shares outstanding.
(e) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
(f) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment return less than a full period is not annualized. Past performance is not a guarantee of future results.
(g) Ratios do not reflect the effect of dividend payments to preferred shareowners.
(h)  Annualized.

The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shareowners and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.

22 The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Municipal High Income Advantage Trust (the "Trust") was organized as a Delaware statutory trust on August 6, 2003. Prior to commencing operations on October 20, 2003, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Trust may invest in municipal securities with a broad range of maturities and credit ratings, including both investment grade and below investment grade municipal securities.

The Trust invests in below investment grade (high-yield) municipal securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. The values of interest rate swaps are determined by obtaining dealer quotations. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. As of September 30, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05  (unaudited) (continued)
--------------------------------------------------------------------------------

     Discount and premium on debt securities are accreted or amortized daily, respectively, on an effective yield to maturity basis and are included in interest income. Interest income is recorded on an accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investments transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At March 31, 2005, the Trust had a capital loss carryforward of $360,350, which will expire in 2013 if not utilized.

     The tax character of distributions paid to common and preferred shareowners will be determined at the end of the fiscal year. Distributions during the year ended March 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                                        2005
Distributions paid from:
Tax exempt income                                    $27,466,541
Ordinary income                                        2,076,676
                                                     -----------
   Total                                             $29,543,217
                                                     ===========
--------------------------------------------------------------------------------

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The following shows components of distributable earnings on a federal income tax basis at March 31, 2005.

--------------------------------------------------------------------------------
                                                        2005
Undistributed tax-exempt income                      $ 1,854,616
Capital loss carry forward                              (360,350)
Dividend payable                                      (2,127,942)
Unrealized appreciation                               15,334,248
Post October loss deferred                            (5,366,387)
                                                     -----------
   Total                                             $ 9,334,185
                                                     ===========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities and other book/tax differences.

C.   Automatic Dividend Reinvestment Plan

     All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time by notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05  (unaudited)                   (continued)
--------------------------------------------------------------------------------

     account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of Unicredito Italiano S.p.A. ("Unicredito Italiano"), manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares. At September 30, 2005, $238,455 was payable to PIM related to management fees.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. For the six months ended September 30, 2005, the Trust recorded $18,207 in reimbursement and is included in "Administration fees and reimbursement" on the Statement of Operations.

The Trust has retained Princeton Administrators, L.P. ("Princeton"), an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, to provide certain administrative services to the Trust on its behalf. The Trust pays Princeton a monthly fee at an annual rate of 0.07% of the average daily value of the Trust's managed assets, subject to a minimum monthly fee of $10,000.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Also, PIM has agreed for the first three years of the Trust's investment operations to limit the Trust's total annual expenses (excluding offering costs for common and preferred shares, interest expense, the cost of defending or prosecuting any claim or litigation to which the Trust is a party (together with any amount in judgment or settlement), indemnification expense or taxes incurred due to the failure of the Trust to qualify as a regulated investment company under the Code or any other non-recurring or non-operating expenses) to 0.80% of the Trusts average daily managed assets. The dividend on any preferred shares is not an expense for this purpose. For the six months ended September 30, 2005, the expense reduction under such arrangements was $8,248.

3.   Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with Mellon Investor Services LLC, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates which are paid by the Trust. Deutsche Bank Trust Company Americas is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Preferred Shares ("APS"). The Trust pays Deutsche Bank Trust Company Americas an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank Trust Company Americas, for providing such services.

4.   Interest Rate Swaps

The Trust may enter into interest rate swap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. The cost of leverage may rise with an increase in interest rates, generally having the effect of lower yields and potentially lower dividends to common shareowners. Interest rate swaps can be used to "lock in" the cost of leverage and reduce the negative impact that rising short-term interest rates would have on the Trust's leveraging costs.

An interest rate swap is an agreement between two parties, which involves exchanging a floating rate and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual of the net interest payments between the parties on a daily basis, with the net amount recorded within the unrealized appreciation/

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05  (unaudited)                   (continued)
--------------------------------------------------------------------------------

depreciation of interest rate swaps on the Statement of Assets and Liabilities. Once the interim payments are settled in cash, at the pre-determined dates specified in the agreement, the net amount is recorded as realized gain or loss from interest rate swaps on the Statement of Operations. During the term of the swap, changes in the value of the swap are recognized as unrealized gains and losses by "marking-to market" the market value of the swap based on values obtained from dealer quotations. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) closing the contract and the cost basis of the contract. The Trust is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, at September 30, 2005 the Trust does not anticipate non-performance by any counterparty. Risk may also arise with regard to market movements in the value of the swap arrangement that do not exactly offset the changes in the related dividend requirement or interest expense on the Trust's leverage.

Under the terms of the agreement entered into by the Trust, the Trust receives a floating rate of interest and pays a fixed rate of interest for the term. Details of the swap agreement outstanding as of September 30, 2005 were as follows:

-----------------------------------------------------------------------------------
                 Termination       Notional     Fixed      Floating     Unrealized
Counterparty        Date         Amount (000)    Rate        Rate      Appreciation
------------        ----         ------------    ----        ----      ------------
UBS AG         April 5, 2009      $ 75,000      2.665%   1 month BMA    $ 1,690,307
-----------------------------------------------------------------------------------


5.   Trust Shares

There are an unlimited number of common shares of beneficial interest authorized. Of the 22,712,687 common shares of beneficial interest outstanding at September 30, 2005, PIM owned 6,981 shares.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in common shares of beneficial interest for the six months ended September 30, 2005 and the year ended March 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                       9/2005          3/2005
Shares outstanding at
 beginning of period                22,698,047       22,576,128
Reinvestment of distributions           14,640          121,919
                                    ----------       ----------
Shares outstanding at end
 of period                          22,712,687       22,698,047
                                    ==========       ==========
--------------------------------------------------------------------------------


The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of September 30, 2005, there were 6,000 APS as follows: Series A-3,000 and Series B-3,000.

Dividends on Series A and Series B APS are cumulative at a rate, which is reset every seven days based on the results of an auction. Dividend rates ranged from 1.25% to 2.85% during the six months ended September 30, 2005.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The APS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The APS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

The holders of APS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of APS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05  (unaudited)                   (continued)
--------------------------------------------------------------------------------

preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and
(b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end management investment company or changes in its fundamental investment restrictions.

6.   Subsequent Events

Subsequent to September 30, 2005, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.08375 per common share payable October 31, 2005, to shareowners of record on October 17, 2005.

For the period October 1, 2005 to October 31, 2005, dividends declared on preferred shares totaled $326,340 in aggregate for the two outstanding preferred share series.

ADDITIONAL INFORMATION (unaudited)

During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
RESULTS OF SHAREOWNER MEETING
--------------------------------------------------------------------------------

On August 16, 2005, Pioneer Municipal High Income Advantage Trust held its annual meeting of shareowners to elect Trustees. All Trustees were elected. Here are the detailed results of the votes.

Proposal 1 - To elect Class II trustees.

--------------------------------------------------------------------------------
Nominee                    Affirmative               Withheld
-------                    -----------               --------
Margaret B.W. Graham       23,530,216                553,249
Osbert M. Hood             23,541,612                541,853
John Winthrop              23,534,266                549,199
--------------------------------------------------------------------------------

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                    Officers
John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
David R. Bock                               Osbert M. Hood, Executive
Mary K. Bush                                  Vice President
Margaret B.W. Graham                        Vincent Nave, Treasurer
Osbert M. Hood                              Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC


Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas


Sub-Administrator
Princeton Administrators, L.P.


Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12 months ended June 30, is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

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                            This page for your notes.

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

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34

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                                                                              35

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                            This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact Mellon for assistance or information.

You can call Mellon Investor Services LLC for:

Account Information                                               1-800-710-0935

Telecommunications Device for the Deaf (TDD)                      1-800-231-5469

Or write to Mellon Investor Services LLC:

For                                                       Write to
General inquiries, lost dividend checks                   P.O. Box 3315
                                                          South Hackensack, NJ
                                                          07606-1915

Change of address, account consolidation                  P.O. Box 3316
                                                          South Hackensack, NJ
                                                          07606-1916

Lost stock certificates                                   P.O. Box 3317
                                                          South Hackensack, NJ
                                                          07606-1917

Stock transfer                                            P.O. Box 3312
                                                          South Hackensack, NJ
                                                          07606-1912

Dividend reinvestment plan (DRIP)                         P.O. Box 3338
                                                          South Hackensack, NJ
                                                          07606-1938

For additional information, please contact your investment advisor or visit our web site www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2005

* Print the name and title of each signing officer under his or her signature.